PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES - Schedule of Property, Plant and Equipment and Depreciable Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Original Cost	$ 26,641	$ 26,966
Right-of-use operating lease assets	1,854	2,263
Property, plant and equipment – net	$ 12,192	$ 13,326
Operating Lease, Right-of-Use Asset, Statement of Financial Position	Property, plant and equipment – net	Property, plant and equipment – net
Land and improvements
Property, Plant and Equipment [Line Items]
Depreciable lives	8 years
Original Cost	$ 472	$ 509
Net Carrying Value	461	500
Buildings, structures and related equipment
Property, Plant and Equipment [Line Items]
Original Cost	6,024	6,380
Net Carrying Value	$ 2,703	2,921
Buildings, structures and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives	8 years
Buildings, structures and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Original Cost	$ 18,577	18,522
Net Carrying Value	$ 6,163	6,649
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives	20 years
Leasehold costs and manufacturing plant under construction
Property, Plant and Equipment [Line Items]
Original Cost	$ 1,568	1,555
Net Carrying Value	$ 1,012	$ 994
Leasehold costs and manufacturing plant under construction | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives	1 year
Leasehold costs and manufacturing plant under construction | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives	10 years